Short-Term Investments (Tables)	12 Months Ended
Dec. 31, 2020
Investments, Debt and Equity Securities [Abstract]
Summary of Marketable Securities
Short-term investments as of December 31, 2020, consist of the following (in thousands):

	Adjusted Cost	Unrealized Gains	Unrealized Losses	Fair Value
Corporate bonds	$55,224	$5	$(2)	$55,227
Government bonds	14,121	2	—	14,123
Asset-backed bonds	3,514	—	—	3,514

Total short-term investments	$72,859	$7	$(2)	$72,864

Short-term investments as of December 31, 2019, consist of the following (in thousands):

	Adjusted Cost	Unrealized Gains	Unrealized Losses	Fair Value
Corporate bonds	$24,386	$3	—	$24,389
Government bonds	3,515	2	—	3,517
Asset-backed bonds	9,811	4	—	9,815

Total short-term investments	$37,712	$9	—	$37,721